Note 21 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards	$ 17,800,000	$ 14,800,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	2,200,000
Operating Loss Carryforwards, Subject to Expiration	2,900,000
Operating Loss Carryforwards, Not Subject to Expiration	14,900,000
Unrecognized Tax Benefits	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	0
Domestic Tax Jurisdiction [Member]
Open Tax Year	2020 2021 2022 2023
Foreign Tax Jurisdiction [Member]
Open Tax Year	2019 2020 2021 2022 2023
Progressive Care [Member]
Deferred Taxes, Business Combination, Valuation Allowance, Available to Reduce Goodwill	$ 4,000,000
Progressive Care [Member]
Estimated Tax Liability	0
Operating Loss Carryforwards	14,100,000	14,400,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,700,000
Operating Loss Carryforwards, Subject to Expiration	2,800,000
Operating Loss Carryforwards, Not Subject to Expiration	11,000,000
G T C [Member]
Estimated Tax Liability	$ 60,000	$ 87,000